UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

      /s/  Gregory M. Orrell     Livermore, CA     August 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $95,310 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABER DIAMOND CORP              COM              002893105       34      900 SH       SOLE                      900        0        0
AGNICO EAGLE MINES LTD         COM              008474108     6820   186860 SH       SOLE                   186860        0        0
AMERICAN OIL & GAS INC NEW     COM              028723104       27     4000 SH       SOLE                     4000        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      756    20000 SH       SOLE                    20000        0        0
APEX SILVER MINES LTD          ORD              G04074103      807    40000 SH       SOLE                    40000        0        0
AURIZON MINES LTD              COM              05155P106      825   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     2674    92000 SH       SOLE                    92000        0        0
CLAUDE RES INC                 COM              182873109     1401  1000000 SH       SOLE                  1000000        0        0
COEUR D ALENE MINES CORP IDA   COM              192108108      359   100000 SH       SOLE                   100000        0        0
ELDORADO GOLD CORP NEW         COM              284902103     3085   526000 SH       SOLE                   526000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      828    10000 SH       SOLE                    10000        0        0
GAMMON LAKE RES INC            COM              364915108     1619   128300 SH       SOLE                   128300        0        0
GLENCAIRN GOLD CORP            COM              377903109       78   150000 SH       SOLE                   150000        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     5244   334000 SH       SOLE                   334000        0        0
GOLDCORP INC NEW               COM              380956409    17442   736250 SH       SOLE                   736250        0        0
GOLDEN CYCLE GOLD CORP         COM              380894105     3834   589900 SH       SOLE                   589900        0        0
GOLDEN STAR RES LTD CDA        COM              38119T104     1332   359000 SH       SOLE                   359000        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     3211   225000 SH       SOLE                   225000        0        0
HECLA MNG CO                   COM              422704106     1337   156600 SH       SOLE                   156600        0        0
IAMGOLD CORP                   COM              450913108     4633   604800 SH       SOLE                   604800        0        0
INT'L ROYALTY                  COM              460277957     1480   229200 SH       SOLE                   229200        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2112    17100 SH       SOLE                    17100        0        0
ISHARES TR                     RUSL 2000 VALU   464287630       33      400 SH       SOLE                      400        0        0
IVANHOE ENERGY INC             COM              465790103       25    13000 SH       SOLE                    13000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     6145   526145 SH       SOLE                   526145        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1726    67200 SH       SOLE                    67200        0        0
MERIDIAN GOLD INC              COM              589975101     5240   190000 SH       SOLE                   190000        0        0
METALLICA RES INC              COM              59125J104      493   106500 SH       SOLE                   106500        0        0
NEWMONT MINING CORP            COM              651639106     5663   144994 SH       SOLE                   144994        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1750    66975 SH       SOLE                    66975        0        0
POLYMET MINING CORP            COM              731916102       11    13000 SH       SOLE                    13000        0        0
RANDGOLD RES LTD               ADR              752344309     4105   185000 SH       SOLE                   185000        0        0
ROYAL GOLD INC                 COM              780287108      951    40000 SH       SOLE                    40000        0        0
SILVER WHEATON CORP            COM              828336107     1407   118900 SH       SOLE                   118900        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     4178    65000 SH       SOLE                    65000        0        0
YAMANA GOLD INC                COM              98462Y100     3645   327800 SH       SOLE                   327800        0        0